UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21763

Name of Fund: Managed Account Series

BlackRock U.S. Mortgage Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Managed Account Series, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2018

Date of reporting period: 01/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (Unaudited) January 31, 2018	BlackRock U.S. Mortgage Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities — 7.1%

Arbor Realty Commercial Real Estate Notes Ltd., Series 2016-FL1A, Class A, 3.26%, 09/15/26(a)(b)	USD	790	$801,179
Bsprt Issuer Ltd., Series 2017-FL1, Class A, 2.91%, 06/15/27(a)(b)(c)		870	871,827
CIFC Funding Ltd.(a):
Series 2014-V, 3.13%, 01/17/27		3,300	3,310,781
Series 2015-3A, Class A, 3.16%, 10/19/27(b)		3,100	3,120,375
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class 2A4, 2.46%, 11/25/34(a)		23	22,801
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, 2.62%, 08/15/30(a)(b)		1,000	1,009,060
Invitation Homes Trust(a)(b):
Series 2015-SFR1, Class A, 3.01%, 03/17/32		757	757,992
Series 2015-SFR2, Class A, 2.91%, 06/17/32		1,063	1,064,974
Series 2015-SFR3, Class A, 2.86%, 08/17/32		2,183	2,191,610
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/30/27(c)		599	596,710
Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A2, 1.67%, 11/25/36(a)		12	5,731
OCP CLO Ltd., Series 2012-2A, Class A1R, 2.85%, 11/22/25(a)(b)		1,300	1,308,529
Progress Residential Trust(b):
Series 2015-SFR2, Class A, 2.74%, 06/12/32		788	782,798
Series 2017-SFR1, Class A, 2.77%, 08/17/34		419	410,922
Scholar Funding Trust, Series 2011-A, Class A, 2.66%, 10/28/43(a)(b)		477	478,750
SMB Private Education Loan Trust, Series 2015-C, Class A3, 3.51%, 08/16/32(a)(b)		500	523,188
World Financial Network Credit Card Master Trust, Series 2012-D, Class B, 3.34%, 04/17/23		700	703,275

Total Asset-Backed Securities — 7.1% (Cost: $17,834,939)			17,960,502

Non-Agency Mortgage-Backed Securities — 17.2%

Collateralized Mortgage Obligations — 0.2%
Alternative Loan Trust, Series 2004-12CB, Class 1A1, 5.00%, 07/25/19		51	51,655
Banc of America Mortgage Trust, Series 2005-I, Class 2A5, 3.60%, 10/25/35(a)		287	277,266
CHL Mortgage Pass-Through Trust, Series 2005-17, Class 1A6, 5.50%, 09/25/35		124	123,093
CSMC Mortgage-Backed Trust, Series 2006-8, Class 1A1, 4.50%, 10/25/21		34	32,101

			484,115

Security	Par (000)		Value
Commercial Mortgage-Backed Securities — 14.2%
1211 Avenue Of The Americas Trust, Series 2015-1211, 3.90%, 08/10/35(b)	USD	370	$383,316
245 Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 06/05/37(a)(b)		930	857,633
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, 3.68%, 09/15/34(a)(b)		210	210,261
Atrium Hotel Portfolio Trust(a)(b):
Series 2017-ATRM, Class A, 2.49%, 11/15/19		1,060	1,060,997
Series 2017-ATRM, Class E, 4.53%, 11/15/19		330	326,898
Bancorp Commercial Mortgage Trust, Series 2016-CRE1, Class A, 2.99%, 11/15/33(a)(b)		327	327,541
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 3.07%, 07/05/33(a)(b)		1,400	1,405,185
Bsprt Issuer Ltd., Series 2017-FL2, Class A, 2.38%, 10/15/34(a)(b)		440	438,621
CCRESG Commercial Mortgage Trust(b):
Series 2016-HEAT, Class A, 3.36%, 04/10/29		950	941,785
Series 2016-HEAT, Class D, 5.49%, 04/10/29(a)		720	716,729
CD Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		3,098	3,214,476
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48		380	391,714
Chicago Skyscraper Trust, Series 2017-SKY, Class E, 4.86%, 02/15/30(a)(b)		2,990	2,995,594
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.78%, 11/10/31(a)(b)		400	392,075
CLNS Trust, Series 2017-IKPR, Class E, 5.05%, 06/11/32(a)(b)		385	387,645
Commercial Mortgage Trust:
Series 2013-CR13, Class A4, 4.19%, 11/10/46(a)		780	822,011
Series 2014-TWC, Class A, 2.40%, 02/13/32(a)(b)		1,145	1,146,078
Series 2014-UBS2, Class A5, 3.96%, 03/10/47		345	359,295
Series 2015-CR23, Class CMB, 3.69%, 05/10/48(a)(b)		800	806,421
Series 2015-CR25, Class C, 4.55%, 08/10/48(a)		50	50,666
Series 2015-CR26, Class ASB, 3.37%, 10/10/48		400	405,350
Series 2017-PANW, Class A, 3.24%, 10/10/29(b)		1,580	1,566,883
CSMC Trust(b):
Series 2016-MFF, Class A, 3.16%, 11/15/33(a)		320	322,039
Series 2017-CALI, Class A, 3.43%, 11/10/32		460	464,580

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (Unaudited) (continued) January 31, 2018	BlackRock U.S. Mortgage Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
DBUBS Mortgage Trust, Series 2017-BRBK, Class A, 3.45%, 10/10/34(b)	USD	710	$717,968
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX, 3.38%, 12/15/34(a)(b)		1,500	1,499,270
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.59%, 06/10/28(a)(b)		215	212,974
GS Mortgage Securities Corp. Trust, Series 2012-ALOH, Class A, 3.55%, 04/10/34(b)		1,035	1,057,473
GS Mortgage Securities Trust, Series 2015-GC32, Class D, 3.35%, 07/10/48		500	414,246
IMT Trust, Series 2017-APTS, Class BFX, 3.50%, 06/15/34(a)(b)		1,250	1,233,060
InTown Hotel Portfolio Trust, Series 2018-STAY, Class A, 0.00%, 01/15/33(a)(b)		440	440,255
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class D, 4.65%, 03/15/50(a)(b)		970	950,859
JPMorgan Chase Commercial Mortgage Securities Trust(a)(b):
Series 2015-JP1, Class E, 4.24%, 01/15/49		135	107,935
Series 2015-SGP, Class A, 3.26%, 07/15/36		353	354,092
Series 2017-MAUI, Class E, 4.50%, 07/15/34		2,270	2,281,325
LMREC, Inc., Series 2016-CRE2, Class A, 3.26%, 11/24/31(a)(b)		330	333,300
Morgan Stanley Capital I Trust, Series 2014-150E, Class A, 3.91%, 09/09/32(b)		595	614,030
Morgan Stanley Capital I, Inc., Series 2017-JWDR, Class D, 3.51%, 11/15/34(a)(b)		580	581,090
Olympic Tower Mortgage Trust(a)(b):
Series 2017-OT, Class D, 3.95%, 05/10/39		570	558,839
Series 2017-OT, Class E, 3.95%, 05/10/39		780	730,809
RAIT Trust, Series 2017-FL7, Class A, 2.51%, 06/15/37(a)(b)		810	810,759
Wells Fargo Commercial Mortgage Trust(a):
Series 2016-NXS5, Class D, 4.88%, 01/15/59		1,337	1,296,216
Series 2018-BXI, Class E, 3.72%, 12/15/36(b)		100	99,934
WFRBS Commercial Mortgage Trust:
Series 2014-C21, Class A4, 3.41%, 08/15/47		675	682,151
Series 2014-C22, Class C, 3.76%, 09/15/57(a)		63	60,741
Series 2014-LC14, Class A4, 3.77%, 03/15/47		900	929,517

			35,960,636

Interest Only Commercial Mortgage-Backed Securities — 2.8%(a)
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, 0.90%, 09/15/48		973	50,318
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK9, Class XA, 0.83%, 11/15/54		4,368	272,513
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.75%, 05/10/58		2,928	304,725
Citigroup Commercial Mortgage Trust:
Series 2015-GC27, Class XA, 1.41%, 02/10/48		17,226	1,282,195
Series 2017-P8, Class XA, 0.93%, 09/15/50		1,089	75,522
Commercial Mortgage Trust, Series 2015-CR24, Class XA, 0.81%, 08/10/48		3,897	184,851
Core Industrial Trust(b):
Series 2015-CALW, Class XA, 0.81%, 02/10/34		10,760	307,762
Series 2015-TEXW, Class XA, 0.77%, 02/10/34		9,200	251,188
Series 2015-WEST, Class XA, 0.93%, 02/10/37		4,600	267,072

Security	Par (000)		Value
CSMC OA LLC, Series 2014-USA, Class X1, 0.55%, 09/15/37(b)	USD	10,500	$353,745
DBJPM Mortgage Trust, Series 2016-C1, Class XA, 1.50%, 05/10/49		4,460	402,912
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class XA, 1.35%, 02/15/48		9,898	582,243
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class XA, 1.03%, 03/15/50		22,778	1,562,633
Morgan Stanley Capital I, Series 2017-HR2, Class XA, 0.81%, 12/15/50		6,771	424,529
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class XA, 0.92%, 02/15/48		9,427	474,968
Series 2017-C41, Class XA, 1.24%, 11/15/50		3,916	353,984

			7,151,160
Total Non-Agency Mortgage-Backed Securities — 17.2% (Cost: $43,407,216)			43,595,911

U.S. Government Sponsored Agency Securities — 164.6%

Collateralized Mortgage Obligations — 3.3%

Federal Home Loan Mortgage Corp.:
Series 4398, Class ZX, 4.00%, 09/15/54		285	288,753
Series 4253, Class DZ, 4.75%, 09/15/43(c)		667	746,243
Federal Home Loan Mortgage Corp. Variable Rate Notes, Series 2411, Class FJ, (LIBOR USD 1 Month + 0.35%, 9.00% Cap, 0.35% Floor), 1.91%, 12/15/29(d)		6	6,285
Federal National Mortgage Association:
Series 2017-69, Class HA, 3.00%, 06/25/46		2,609	2,595,947
Series 2017-87, Class UA, 3.50%, 12/25/44		1,270	1,292,545
Series 2011-8, Class ZA, 4.00%, 02/25/41		1,323	1,368,633
Government National Mortgage Association:
Series 2014-12, Class ZA, 3.00%, 01/20/44(c)		676	657,796
Series 2014-62, Class Z, 3.00%, 04/20/44(c)		559	546,171
Series 2009-122, Class PY, 6.00%, 12/20/39		141	152,923
Government National Mortgage Association Variable Rate Notes, Series 2014-107, Class WX, 6.78%, 07/20/39(a)		595	671,095

			8,326,391

Interest Only Commercial Mortgage-Backed Securities — 2.2%
Federal Home Loan Mortgage Corp. Variable Rate Notes:
Series 2015-K718, Class X2A, 0.10%, 02/25/22(a)(b)	USD	71,224	228,296
Series K041, Class X1(LIBOR USD 1 Month + 0.00%), 0.55%, 10/25/24(d)		5,096	160,655
Series K064, Class X1, 0.61%, 03/25/27(a)		19,175	907,636
Series K718, Class X1, 0.64%, 01/25/22(a)		1,026	22,298
Series KC01, Class X1, 0.71%, 12/25/22(a)		4,129	87,967
Series K042, Class X1, 1.05%, 12/25/24(a)		1,674	99,562
Series K722, Class X1(LIBOR USD 1 Month + 0.00%), 1.31%, 03/25/23(d)		3,972	213,232

2	2018 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (continued) January 31, 2018	BlackRock U.S. Mortgage Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Federal National Mortgage Association, Series 2013-10, Class PI, 3.00%, 02/25/43	USD	1,489	$167,184
Federal National Mortgage Association Variable Rate Notes, Series 2016-M4, Class X2, 2.70%, 01/25/39(a)		1,676	184,687
Government National Mortgage Association Variable Rate Notes(a):
Series 2017-54, 0.68%, 12/16/58		1,449	94,152
Series 2017-53, 0.69%, 11/16/56		8,686	539,376
Series 2017-127, 0.72%, 02/16/59		12,823	926,228
Series 2017-64, 0.72%, 11/16/57		12,547	862,241
Series 2013-63, 0.79%, 09/16/51		21,525	1,164,034

			5,657,548
Mortgage-Backed Securities — 159.1%
Federal Home Loan Mortgage Corp.:
2.50%, 09/01/27 - 02/01/32		4,130	4,079,114
2.50%, 02/15/33(e)		3,488	3,434,319
3.00%, 10/01/27 - 12/01/46		7,679	7,600,118
3.00%, 02/15/33 - 02/15/48(e)		13,849	13,660,115
3.50%, 02/15/33 - 02/15/48(e)		11,212	11,344,366
3.50%, 12/01/40 - 01/01/48(f)		17,935	18,210,035
4.00%, 01/01/40 - 09/01/47(f)		6,914	7,209,145
4.00%, 02/15/48(e)		4,401	4,548,066
4.50%, 01/01/19 - 01/01/48(f)		6,922	7,359,282
4.50%, 01/15/48 - 02/15/48(e)		272	286,574
5.00%, 11/01/24 - 02/01/42		2,154	2,333,309
5.50%, 02/01/35 - 06/01/41		1,073	1,176,337
6.00%, 08/01/28 - 11/01/39		36	40,133
Federal National Mortgage Association:
2.00%, 11/01/31		396	379,801
2.00%, 02/25/33(e)		900	863,578
2.50%, 09/01/27 - 09/01/32(f)		14,495	14,308,795
2.50%, 02/25/33 - 02/25/48(e)		9,457	9,266,961
3.00%, 01/01/27 - 03/01/47(f)		48,921	48,444,879
3.00%, 01/25/48 - 02/25/48(e)		3,626	3,553,789
3.50%, 11/01/27 - 01/01/48(f)		48,184	49,049,175
3.50%, 02/25/33 - 02/25/48(e)		17,187	17,367,771
4.00%, 04/01/26 - 01/01/57(f)		38,120	39,761,217
4.00%, 02/25/48(e)		12,038	12,434,668
4.50%, 07/01/24 - 02/01/57(f)		26,833	28,558,530
4.50%, 01/25/48 - 02/25/48(e)		2,405	2,534,901
5.00%, 01/01/23 - 06/01/39(f)		3,516	3,782,062
5.05%, 09/01/44		114	122,039
5.50%, 06/01/24 - 03/01/40		1,541	1,692,407
6.00%, 12/01/32 - 09/01/40		1,835	2,039,486
6.50%, 09/01/36 - 05/01/40		316	352,587
Government National Mortgage Association:
3.00%, 04/20/46 - 12/20/47(f)		11,064	10,963,227
3.00%, 02/15/48(e)		11,869	11,750,063
3.50%, 12/20/41 - 10/20/46		4,434	4,538,034
3.50%, 02/15/48(e)		25,680	26,145,810
4.00%, 04/20/39 - 07/20/47(f)		13,216	13,753,109
4.00%, 02/15/48(e)		7,899	8,173,305
4.50%, 09/20/39 - 11/20/44(g)		6,400	6,785,813
4.50%, 02/15/48(e)		69	72,127
5.00%, 12/15/34 - 07/20/44(f)		3,607	3,881,356
5.50%, 07/15/38 - 12/20/41		1,107	1,201,706

Security	Par (000)		Value
6.50%, 10/15/38 - 02/20/41	USD	435	$489,346

			403,547,455
Total U.S. Government Sponsored Agency Securities — 164.6% (Cost: $423,800,796)			417,531,394

U.S. Treasury Obligations — 2.6%
U.S. Treasury Bills:
1.28%, 02/15/18		3,474	3,472,383
1.20%, 02/22/18		3,037	3,034,877

Total U.S. Treasury Obligations — 2.6% (Cost: $6,507,140)			6,507,260

Total Long-Term Investments — 191.5% (Cost: $491,550,091)			485,595,067

Security		Shares	Value
Short-Term Securities — 1.0%(h)
Dreyfus Treasury Prime Cash Management Institutional Shares, 1.26%		2,381,385	2,381,385
JPMorgan US Treasury Plus Money Market Fund, Agency Class, 1.19%		101,635	101,635

Total Short-Term Securities — 1.0% (Cost: $2,483,020)			2,483,020

Total Options Purchased — 0.2% (Cost: $312,038)			740,130

Total Investments Before TBA Sale Commitments — 192.7% (Cost: $494,345,149)			488,818,217

Security		Par (000)	Value
TBA Sale Commitments — (55.7)%(e)

Mortgage-Backed Securities — (55.7)%
Federal Home Loan Mortgage Corp.:
2.50%, 02/15/33	USD	238	(234,337)
3.00%, 02/15/33 - 02/15/48		1,369	(1,344,308)
3.50%, 02/15/33 - 02/15/48		7,384	(7,456,648)
4.00%, 02/15/48		611	(631,418)
4.50%, 01/15/48 - 02/15/48		292	(307,646)
Federal National Mortgage Association:
2.00%, 02/25/33		396	(379,974)
2.50%, 02/25/33		1,175	(1,157,192)
3.00%, 02/25/33 - 02/25/48		39,690	(39,288,114)
3.50%, 02/25/33 - 02/25/48		51,938	(52,537,611)
4.00%, 02/25/48		16,996	(17,555,931)
4.50%, 01/25/48 - 03/25/48		6,203	(6,533,766)
5.00%, 02/25/48		1,273	(1,359,257)

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (Unaudited) (continued) January 31, 2018	BlackRock U.S. Mortgage Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Government National Mortgage Association:
3.00%, 02/15/48	USD	2,165	$(2,143,102)
3.50%, 02/15/48		1,314	(1,337,816)
4.00%, 02/15/48		8,447	(8,740,336)
4.50%, 02/15/48		339	(354,361)

Total TBA Sale Commitments — (55.7)% (Proceeds: $142,746,429)			(141,361,817)

Total Investments Net of TBA Sale Commitments — 137.0% (Cost: $351,598,720)			347,456,400
Liabilities in Excess of Other Assets — (37.0)%			(93,869,023)

Net Assets — 100.0%			$253,587,377

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(e)	Represents or includes a TBA transaction.

(f)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(g)	All or a portion of security has been pledged as collateral in connection with outstanding TBA commitments.

(h)	Annualized 7-day yield as of period end.

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Barclays Capital, Inc.	1.53%	01/10/18	02/13/18	$6,582,000	$6,588,154	U.S. Government Sponsored Agency Obligations	Up to 30 days
Barclays Capital, Inc.	1.53%	01/10/18	02/13/18	8,560,000	8,568,004	U.S. Government Sponsored Agency Obligations	Up to 30 days
Citigroup Global Markets, Inc.	1.55%	01/10/18	02/13/18	1,246,000	1,247,180	U.S. Government Sponsored Agency Obligations	Up to 30 days
Citigroup Global Markets, Inc.	1.55%	01/10/18	02/13/18	1,761,000	1,762,668	U.S. Government Sponsored Agency Obligations	Up to 30 days
Citigroup Global Markets, Inc.	1.55%	01/10/18	02/13/18	1,237,000	1,238,172	U.S. Government Sponsored Agency Obligations	Up to 30 days
Citigroup Global Markets, Inc.	1.55%	01/10/18	02/13/18	2,032,000	2,033,925	U.S. Government Sponsored Agency Obligations	Up to 30 days

4	2018 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (continued) January 31, 2018	BlackRock U.S. Mortgage Portfolio

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Citigroup Global Markets, Inc.	1.55%	01/10/18	02/13/18	$1,884,000	$1,885,785	U.S. Government Sponsored Agency Obligations	Up to 30 days
Citigroup Global Markets, Inc.	1.55%	01/10/18	02/13/18	1,255,000	1,256,189	U.S. Government Sponsored Agency Obligations	Up to 30 days
Citigroup Global Markets, Inc.	1.55%	01/10/18	02/13/18	1,628,000	1,629,542	U.S. Government Sponsored Agency Obligations	Up to 30 days
Citigroup Global Markets, Inc.	1.55%	01/10/18	02/13/18	5,005,000	5,009,741	U.S. Government Sponsored Agency Obligations	Up to 30 days
Citigroup Global Markets, Inc.	1.55%	01/10/18	02/13/18	2,182,000	2,184,067	U.S. Government Sponsored Agency Obligations	Up to 30 days
Citigroup Global Markets, Inc.	1.55%	01/10/18	02/13/18	1,720,000	1,721,629	U.S. Government Sponsored Agency Obligations	Up to 30 days
Citigroup Global Markets, Inc.	1.55%	01/10/18	02/13/18	2,120,000	2,122,008	U.S. Government Sponsored Agency Obligations	Up to 30 days
Citigroup Global Markets, Inc.	1.55%	01/10/18	02/13/18	1,253,000	1,254,187	U.S. Government Sponsored Agency Obligations	Up to 30 days
Citigroup Global Markets, Inc.	1.55%	01/10/18	02/13/18	2,022,000	2,023,915	U.S. Government Sponsored Agency Obligations	Up to 30 days
Citigroup Global Markets, Inc.	1.55%	01/10/18	02/13/18	2,912,000	2,914,758	U.S. Government Sponsored Agency Obligations	Up to 30 days
Citigroup Global Markets, Inc.	1.55%	01/10/18	02/13/18	1,465,000	1,466,388	U.S. Government Sponsored Agency Obligations	Up to 30 days
Citigroup Global Markets, Inc.	1.55%	01/10/18	02/13/18	1,262,000	1,263,195	U.S. Government Sponsored Agency Obligations	Up to 30 days
Citigroup Global Markets, Inc.	1.55%	01/10/18	02/13/18	3,695,000	3,698,500	U.S. Government Sponsored Agency Obligations	Up to 30 days
Citigroup Global Markets, Inc.	1.55%	01/10/18	02/13/18	4,441,000	4,445,207	U.S. Government Sponsored Agency Obligations	Up to 30 days
Citigroup Global Markets, Inc.	1.55%	01/10/18	02/13/18	1,273,000	1,274,206	U.S. Government Sponsored Agency Obligations	Up to 30 days
Citigroup Global Markets, Inc.	1.55%	01/10/18	02/13/18	1,365,000	1,366,293	U.S. Government Sponsored Agency Obligations	Up to 30 days
Citigroup Global Markets, Inc.	1.55%	01/10/18	02/13/18	1,544,000	1,545,462	U.S. Government Sponsored Agency Obligations	Up to 30 days
Citigroup Global Markets, Inc.	1.55%	01/10/18	02/13/18	3,318,000	3,321,143	U.S. Government Sponsored Agency Obligations	Up to 30 days
Citigroup Global Markets, Inc.	1.55%	01/10/18	02/13/18	1,278,000	1,279,210	U.S. Government Sponsored Agency Obligations	Up to 30 days
Citigroup Global Markets, Inc.	1.55%	01/10/18	02/13/18	2,721,000	2,723,577	U.S. Government Sponsored Agency Obligations	Up to 30 days
Citigroup Global Markets, Inc.	1.55%	01/10/18	02/13/18	1,372,000	1,373,300	U.S. Government Sponsored Agency Obligations	Up to 30 days

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (Unaudited) (continued) January 31, 2018	BlackRock U.S. Mortgage Portfolio

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Citigroup Global Markets, Inc.	1.55%	01/10/18	02/13/18	$3,368,000	$3,371,190	U.S. Government Sponsored Agency Obligations	Up to 30 days
Citigroup Global Markets, Inc.	1.55%	01/10/18	02/13/18	1,372,000	1,373,300	U.S. Government Sponsored Agency Obligations	Up to 30 days
Citigroup Global Markets, Inc.	1.55%	01/10/18	02/13/18	3,345,000	3,348,168	U.S. Government Sponsored Agency Obligations	Up to 30 days
Citigroup Global Markets, Inc.	1.55%	01/10/18	02/13/18	3,884,000	3,887,679	U.S. Government Sponsored Agency Obligations	Up to 30 days
Citigroup Global Markets, Inc.	1.55%	01/10/18	02/13/18	1,218,000	1,219,154	U.S. Government Sponsored Agency Obligations	Up to 30 days
Citigroup Global Markets, Inc.	1.55%	01/10/18	02/13/18	3,556,000	3,559,368	U.S. Government Sponsored Agency Obligations	Up to 30 days
Citigroup Global Markets, Inc.	1.55%	01/10/18	02/13/18	1,536,000	1,537,455	U.S. Government Sponsored Agency Obligations	Up to 30 days
Citigroup Global Markets, Inc.	1.55%	01/10/18	02/13/18	2,770,000	2,772,624	U.S. Government Sponsored Agency Obligations	Up to 30 days
Citigroup Global Markets, Inc.	1.55%	01/10/18	02/13/18	3,887,000	3,890,682	U.S. Government Sponsored Agency Obligations	Up to 30 days
Citigroup Global Markets, Inc.	1.55%	01/16/18	02/15/18	2,077,000	2,078,431	U.S. Government Sponsored Agency Obligations	Up to 30 days
Citigroup Global Markets, Inc.	1.55%	01/16/18	02/15/18	2,673,000	2,674,841	U.S. Government Sponsored Agency Obligations	Up to 30 days
Citigroup Global Markets, Inc.	1.55%	01/16/18	02/15/18	1,412,000	1,412,973	U.S. Government Sponsored Agency Obligations	Up to 30 days
Citigroup Global Markets, Inc.	1.55%	01/16/18	02/15/18	1,343,000	1,343,925	U.S. Government Sponsored Agency Obligations	Up to 30 days
Citigroup Global Markets, Inc.	1.55%	01/16/18	02/15/18	2,020,000	2,021,391	U.S. Government Sponsored Agency Obligations	Up to 30 days
Citigroup Global Markets, Inc.	1.55%	01/16/18	02/15/18	1,814,000	1,815,250	U.S. Government Sponsored Agency Obligations	Up to 30 days
Total				$103,408,000	$103,502,836

Currency

USD	United States Dollar

6	2018 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (continued) January 31, 2018	BlackRock U.S. Mortgage Portfolio

Portfolio Abbreviations

CLO	Collateralized Loan Obligation
LIBOR	London Interbank Offered Rate
TBA	To-be-announced

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Unaudited) (continued) January 31, 2018	BlackRock U.S. Mortgage Portfolio

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation(Depreciation)
Long Contracts
U.S. Treasury Ultra Bond	2	03/20/18	$324	$(7,281)
90-Day Eurodollar	111	12/17/18	27,088	(38,990)
90-Day Eurodollar	46	03/16/20	11,187	(64,746)

				$(111,017)

Short Contracts
U.S. Treasury 10 Year Note	131	03/20/18	15,927	$109,555
U.S. Treasury Long Bond	8	03/20/18	1,183	44,091
U.S. Treasury 2 Year Note	10	03/29/18	2,132	2,719
U.S. Treasury 5 Year Note	41	03/29/18	4,703	37,114
90-Day Eurodollar	111	12/16/19	27,002	63,685

				$257,164

Total				$146,147

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
3 Month Eurodollar	202	03/16/18	USD	97.75	USD	49,364	$239,875

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Put
5-Year Interest Rate Swap, 10/16/18	3 month LIBOR	Quarterly	2.5%	Semi Annual	Citibank NA	10/18/23	2.50%	USD	22,300	$353,620
10-Year Interest Rate Swap, 07/18/18	3 month LIBOR	Quarterly	2.9%	Semi Annual	Citibank NA	07/20/28	2.90%	USD	7,800	91,972

										$445,592

OTC Interest Rate Caps Purchased
Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
5Y-30Y CMS Index Cap	0.30%	Barclays Bank plc	07/30/18	USD	95,900	$54,663	$54,663	$—

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
3 Month Eurodollar	202	03/16/18	USD	97.50	USD	49,238	$(121,200)

8	2018 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (continued) January 31, 2018	BlackRock U.S. Mortgage Portfolio

OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	JP Morgan Securities LLC	09/17/58	USD	3,100	$279,415	$336,970	$(57,555)
CMBX.NA.10.BBB-	3.00%	Monthly	Deutsche Bank AG	11/17/59	USD	3,900	289,053	321,813	(32,760)
CMBX.NA.10.BBB-	3.00%	Monthly	Deutsche Bank AG	11/17/59	USD	800	59,293	55,829	3,464

							$627,761	$714,612	$(86,851)

OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.A	2.00%	Monthly	Credit Suisse International	09/17/58	NR	USD	2,505	$(47,989)	$(53,965)	$5,976
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	NR	USD	3,100	(279,415)	(368,813)	89,398

								$(327,404)	$(422,778)	$95,374

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3 month LIBOR	Quarterly	1.84%	Semi-Annual	08/23/22	USD	2,100	$(55,601)	$—	$(55,601)
3 month LIBOR	Quarterly	1.88%	Semi-Annual	09/18/22	USD	1,300	(33,194)	—	(33,194)
3 month LIBOR	Quarterly	1.98%	Semi-Annual	09/22/22	USD	3,000	(63,814)	—	(63,814)
3 month LIBOR	Quarterly	2.23%	Semi-Annual	12/20/22	USD	2,300	(36,551)	—	(36,551)
2.50%	Semi-Annual	3 month LIBOR	Quarterly	01/29/23	USD	14,285	62,203	—	62,203
3 month LIBOR	Quarterly	2.64%	Semi-Annual	01/22/28	USD	2,300	(20,779)	—	(20,779)
2.38%	Semi-Annual	3 month LIBOR	Quarterly	04/24/45	USD	400	32,684	—	32,684
2.39%	Semi-Annual	3 month LIBOR	Quarterly	04/24/45	USD	400	31,837	—	31,837
2.42%	Semi-Annual	3 month LIBOR	Quarterly	04/24/45	USD	410	30,171	—	30,171
2.42%	Semi-Annual	3 month LIBOR	Quarterly	04/24/45	USD	380	27,767	—	27,767
3 month LIBOR	Quarterly	2.83%	Semi-Annual	07/10/45	USD	1,550	3,239	—	3,239

							$(22,038)	$—	$(22,038)

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Unaudited) (continued) January 31, 2018	BlackRock U.S. Mortgage Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its Semi-annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$16,491,965	$1,468,537	$17,960,502
Non-Agency Mortgage-Backed Securities(a)	—	43,595,911	—	43,595,911
U.S. Government Sponsored Agency Securities(a)	—	415,581,184	1,950,210	417,531,394
U.S. Treasury Obligations	—	6,507,260	—	6,507,260
Short-Term Securities	2,483,020	—	—	2,483,020

Options Purchased:
Interest rate contracts	239,875	500,255	—	740,130
Liabilities:
TBA Sale Commitments	—	(141,361,817)	—	(141,361,817)

10	2018 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) January 31, 2018 (Unaudited)	BlackRock U.S. Mortgage Portfolio

	$2,722,895	$341,314,758	$3,418,747	$347,456,400

Total Investments				$347,456,400

Derivative Financial Instruments(b)
Assets:
Credit contracts	$—	$98,838	$—	$98,838
Interest rate contracts	257,164	187,901	—	445,065

Liabilities:
Credit contracts	—	(90,315)	—	(90,315)
Interest rate contracts	(232,217)	(209,939)	—	(442,156)

Total	$24,947	$(13,515)	$—	$11,432

(a)	See above Schedule of Investments for values in each security type.
(b)	Derivative financial instruments are swaps, futures contracts, and options written. Swaps, futures contracts, are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended January 31, 2018, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

	Asset- Backed Securities	Non-Agency Mortgage- Backed Securities	U.S. Government Sponsored Agency Securities	Total
Investments:
Assets:
Opening Balance, as of April 30, 2017	$1,437,337	$370,925	$280,242	$2,088,504
Transfers into Level 3	—	—	1,888,232	1,888,232
Transfers out of Level 3	(790,000)	(370,925)	(280,242)	(1,441,167)
Accrued discounts/premiums	—	—	7	7
Net realized gain (loss)	939	—	—	939
Net change in unrealized appreciation (depreciation)(a)(b)	1,827	—	11,198	13,025
Purchases	870,000	—	50,773	920,773
Sales	(51,566)	—	—	(51,566)

Closing Balance, as of January 31, 2018	$1,468,537	$—	$1,950,210	$3,418,747

Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2018(b)	$1,827	$—	$11,198	$13,025

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

SCHEDULE OF INVESTMENTS	11

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: March 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: March 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Managed Account Series

Date: March 21, 2018